Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
LAFFER|TENGLER Equity Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	17.87%	16.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	20.30%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%	12.93%